EMPLOYEE BENEFIT PLANS - Schedule of Changes in Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 28, 2018	Oct. 29, 2017
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Fair value of assets – beginning of fiscal year	$ 49,564	$ 46,160
Actual return on plan assets	(263)	5,041
Company contributions	3,084	2,590
Benefit payments	(4,660)	(4,227)
Fair value of assets – end of fiscal year	47,725	49,564
Defined Benefit Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Fair value of assets – beginning of fiscal year	49,564	46,160
Actual return on plan assets	(263)	5,041
Company contributions	2,262	2,044
Benefit payments	(3,838)	(3,681)
Fair value of assets – end of fiscal year	47,725	49,564
OPEB Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Fair value of assets – beginning of fiscal year	0	0
Actual return on plan assets	0	0
Company contributions	822	546
Benefit payments	(822)	(546)
Fair value of assets – end of fiscal year	$ 0	$ 0